Investment in an Associate (Tables)	12 Months Ended
Dec. 31, 2024
Investment in an Associate [Abstract]
Schedule of Financial Information of the Company’s Investment
	December 31,	December 31,
	2024	2023
Current assets	386,103	2,131,539
Non-current assets	75,825	-
Current liabilities	(1,030,756)	(1,066,744)
Non-current liabilities	(1,026,878)	(1,175,771)
Equity	(1,595,706)	(110,976)
Company’s share in equity - 49%	(781,896)	(54,378)
Goodwill	2,713,231	2,927,001
Company’s carrying amount of the investment	1,931,335	2,872,623

Schedule of Contingent Liabilities

The associate had no contingent liabilities or capital commitments as at 31 December 2024 and 2023.

	1.1. - 31.12.2024	1.11. - 31.12.2023
Revenue from contracts with customers	250,499	422
Cost of sales	(394,572)	(37,804)
Operating expenses	(1,450,042)	(32,633)
Finance costs	(36,056)	(17,509)
Loss before tax	(1,630,171)	(87,524)
Income tax gain / (expense)	51,858	(2,323)
Loss after tax	(1,578,313)	(89,847)
Other comprehensive income	39,379	15,602
Total comprehensive loss	(1,538,934)	(74,245)
Company’s share of loss for the period	(773,373)	(44,025)
Company’s share of other comprehensive income	19,295	7,645